Related Parties Related Party Debt - Ewon Loans (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 10, 2023	Dec. 12, 2022	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 19, 2023
Related Parties Related Party Debt
Amount borrowed					$ 20,686		$ 19,973	$ 16,050
Repayment of debt						$ 36		3,856
Related party
Related Parties Related Party Debt
Amount borrowed					20,686		19,973	16,050
Related party | Ewon Loan
Related Parties Related Party Debt
Amount borrowed							3,200	3,200
Interest expense relating to loan					100	$ 100	100	100
Related party | Ewon December 2022 Loan
Related Parties Related Party Debt
Amount borrowed		$ 5,000			2,000		2,000	2,000
Interest rate		2.00%
Preferred membership interest		$ 5,000
Repayment of debt			$ 2,000	$ 1,000
Related party | Ewon September 2023 Loan
Related Parties Related Party Debt
Amount borrowed	$ 200				200		200	200
Interest rate	2.00%
Preferred membership interest	$ 200
Related party | Ewon December 2023 Loan
Related Parties Related Party Debt
Amount borrowed					$ 1,000		$ 1,000	$ 1,000	$ 1,000